Condensed Balance Sheets - USD ($)	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current Assets:
Cash and cash equivalents	$ 720,131	$ 1,307,231	$ 2,740,645
Accounts receivable			32,022
Prepaid expenses and other current assets	120,013	116,647	64,306
Total Current Assets	840,144	1,423,878	2,836,973
Property and equipment, net	329,664	344,027	26,153
Restricted Cash	810,055	810,055
Operating lease right-of-use assets, net	760,011	826,397
Intangible assets, net			666,467
Security deposits and other assets	29,843	29,843	29,843
Total Assets	2,769,717	3,434,200	3,559,436
Current Liabilities:
Accounts payable	1,397,806	1,221,189	1,077,122
Accrued expenses and other current liabilities	363,304	333,438	412,871
Deferred revenue - related party	33,000	33,000	33,000
Current portion of operating lease liabilities	258,813	288,685
Derivative liabilities	199,907
Total Current Liabilities	2,252,830	1,876,312	1,522,993
Long-term operating lease liabilities	531,510	567,948
Total Liabilities	2,784,340	2,444,260	1,522,993
Commitments and Contingencies
Stockholders' Equity (Deficiency):
Preferred stock, par value $0.00001, 10,000,000 shares authorized: no shares issued or outstanding
Common stock, par value $0.00001, 50,000,000 shares authorized, 19,231,857 and 17,931,857 and 11,722,647 shares issued and outstanding as of March 31, 2020 and December 31, 2019 and December 31, 2018, respectively	192	179	117
Additional paid-in capital	57,332,868	57,177,686	50,598,854
Accumulated deficit	(57,347,683)	(56,187,925)	(48,562,528)
Total Stockholders' Equity (Deficiency)	(14,623)	989,940	2,036,443
Total Liabilities and Stockholders' Equity (Deficiency)	$ 2,769,717	$ 3,434,200	$ 3,559,436